PROPERTY, PLANT AND EQUIPMENT, AT FAIR VALUE - Continuity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 32,647	$ 30,421
IFRS 16 adoption		344
Additions	865	431
Acquisitions through business combinations	661	753
Items recognized through OCI:
Change in fair value	3,674	1,921
Foreign exchange	(624)	(174)	$ (915)
Items recognized through net income:
Change in fair value	(61)	(66)
Depreciation	(1,065)	(983)
Ending balance	36,097	32,647	30,421
Construction in progress	452	187
Hydroelectric
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	20,765	19,798
IFRS 16 adoption		60
Additions	445	140
Acquisitions through business combinations	0	0
Items recognized through OCI:
Change in fair value	2,840	1,336
Foreign exchange	(808)	(137)
Items recognized through net income:
Change in fair value	7	(13)
Depreciation	(403)	(419)
Ending balance	22,846	20,765	19,798
Right-of-use assets, disposals	55	50
Wind
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,340	6,137
IFRS 16 adoption		182
Additions	153	9
Acquisitions through business combinations	0	0
Items recognized through OCI:
Change in fair value	292	348
Foreign exchange	(87)	(24)
Items recognized through net income:
Change in fair value	(7)	(21)
Depreciation	(375)	(291)
Ending balance	6,316	6,340	6,137
Right-of-use assets, disposals	159	177
Solar
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	5,308	4,229
IFRS 16 adoption		100
Additions	266	278
Acquisitions through business combinations	661	753
Items recognized through OCI:
Change in fair value	563	241
Foreign exchange	315	(6)
Items recognized through net income:
Change in fair value	(53)	(31)
Depreciation	(274)	(256)
Ending balance	6,786	5,308	4,229
Right-of-use assets, disposals	149	131
Storage & Other Segment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	234	257
IFRS 16 adoption		2
Additions	1	4
Acquisitions through business combinations	0	0
Items recognized through OCI:
Change in fair value	(21)	(4)
Foreign exchange	(44)	(7)
Items recognized through net income:
Change in fair value	(8)	(1)
Depreciation	(13)	(17)
Ending balance	149	234	$ 257
Right-of-use assets, disposals	$ 2	$ 2